Offsets	Aug. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	false
Offset: 2
Offset Payment:
Offset Claimed	true
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Jowell Global Ltd.
Form or Filing Type	F-3
File Number	333-264109
Initial Filing Date	Apr. 04, 2022
Fee Offset Claimed	$ 18,203.59
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, par value $0.0016 per share Preferred Stock Warrants, Rights, Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 196,392,760.00
Explanation for Claimed Amount	Pursuant to Rule 457(p) promulgated under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $18,205.60 (calculated at the fee rate in effect at the date of the Registrant’s 2022 Registration Statement of $92.70 per million dollars), which represents the portion of the registration fee previously paid with respect to $196,392,760 of unsold securities previously registered under the 2022 Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Jowell Global Ltd.
Form or Filing Type	F-3
File Number	333-264109
Filing Date	Apr. 04, 2022
Fee Paid with Fee Offset Source	$ 18,203.59
Explanation for Claimed Amount	Pursuant to Rule 457(p) promulgated under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $18,205.60 (calculated at the fee rate in effect at the date of the Registrant’s 2022 Registration Statement of $92.70 per million dollars), which represents the portion of the registration fee previously paid with respect to $196,392,760 of unsold securities previously registered under the 2022 Registration Statement.